Earnings per share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit/(loss) from operations attributable to shareholders		¥ 766,345	¥ 734,435	¥ 1,579,836
Less: cumulative distribution of other equity instruments		685,922	342,349	68,600
Consolidated net profit attributable to ordinary shareholders of the Company		¥ 80,423	¥ 392,086	¥ 1,511,236
Weighted average number of the Company's outstanding ordinary shares ('000)	[1]	15,698,093,000	15,283,335,000	15,200,383,000
Basic and diluted earnings per share (RMB)		¥ 0.01	¥ 0.03	¥ 0.10
Weighted average number of ordinary shares:
Issued ordinary shares at the beginning of the year		15,698,093,359	15,698,093,359	15,200,383,440	15,200,383,000
Effect of share issue		0	82,952,000
Weighted average number of ordinary shares at the end of the year	[1]	15,698,093,000	15,283,335,000	15,200,383,000
Dilutive effect on earnings per share		¥ 0	¥ 0
Dilutive potential ordinary		0	0

[1]	Weighted average number of ordinary shares: 2019 2018 2017 '000 '000 '000 Issued ordinary shares at 1 January 15,698,093 |15,200,383 | 15,200,383 | Effect of share issue - | 82,952 | - | Weighted average number of ordinary shares at 31 December 15,698,093 |15,283,335 | 15,200,383